Commitments - Minimum Future Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 14,184
2016	11,746
2017	10,192
2018	7,083
2019	5,447
Thereafter	14,596
Operating Leases, Future Minimum Payments Due, Total	$ 63,248